Cash Overdrafts And Cash Equivalents (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash Overdrafts And Cash Equivalents [Abstract]
Cash overdrafts included in accounts payable	$ 13,800	$ 15,300
Amount invested	$ 100	$ 100